Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Intangible assets, net are as follows:

	September 30, 2025
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$4,001	$(3,459)	$542	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,651	$(3,459)	$1,192

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

Intangible assets, net are as follows:

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

Schedule of Indefinite-Lived Intangible Assets

Intangible assets, net are as follows:

	September 30, 2025
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$4,001	$(3,459)	$542	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,651	$(3,459)	$1,192

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted- Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

Intangible assets, net are as follows:

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

Schedule of Estimated Amortization Expense	The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
Remainder of 2025	$122
2026	332
2027	87
2028	1
2029	—
Thereafter	—
$542
The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2025	$547
2026	324
2027	79
2028	—
2029	—
Thereafter	—
$950